STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended
	May 09, 2025	Feb. 25, 2025	May 14, 2024	Feb. 28, 2024	Jan. 31, 2025	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)							600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)							300,000,000		300,000,000
Preferred stock, shares authorized (in shares)							300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)							95,163,000		95,163,000		95,041,000
Preferred stock, shares outstanding (in shares)							0		0
Common stock initially reserved for issuance (in shares)							7,400,000		7,400,000
Shares available for future issuance (in shares)							5,100,000		5,100,000
Shares available for future issuance under awards granted (in shares)							1,800,000		1,800,000
Stock-based compensation expense							$ 1,800	$ 2,300	$ 3,200	$ 4,100
Unrecognized compensation cost							11,800		11,800
Cash dividend paid (in USD per share)	$ 0.085	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Value of cash dividend paid					$ 7,800
Amount available to declare or pay a dividend							619,000		619,000
Net gains (losses)							17,989	88,065	62,148	153,501
Interest expense							17,516	18,788	34,698	36,736
Cost of sales							$ 2,210,127	$ 1,923,505	$ 4,127,338	$ 3,850,202
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years